Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
9.	COMMITMENTS AND CONTINGENCIES
There were no outstanding capital commitments as of December 31, 2016 or 2017.